Leases - Lessor Leases - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 9,368	£ 10,128
Unguaranteed residual values	(225)	(232)
Future drawdowns	(21)	(22)
Unearned income	(891)	(1,081)
Present value of lease payments	8,681	9,257
Impairments	(150)	(196)
Net investment in finance lease	8,531	9,061
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	3,272	3,156
After 1 year but within 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	2,044	2,231
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	1,443	1,609
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	757	952
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	429	492
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 1,423	£ 1,688